Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Accounting Policies [Line Items]
Bank overdrafts balance	$ 0	$ 0
Financial liabilities settlement period	60 days
Financial liabilities repayment term	Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period.
Unused net operating losses	$ 16,762	13,756
Net deferred tax assets	$ (6)	(132)	$ 526	$ 1,601
Period for custodial service	6 months
Unused tax losses [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Net deferred tax assets	$ 644	$ 197
Bottom of range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of investment property depreciated using the straight-line method	20 years
Bottom of range [Member] | Computer software [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life of intangible assets	2 years
Top of range [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives of investment property depreciated using the straight-line method	30 years
Ownership percentage with voting right	20.00%
Top of range [Member] | Computer software [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life of intangible assets	10 years